iShares
®
Blockchain and Tech ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Capital Markets  —  20 .4%
Bullish
(a) (b)
.............................. 38,135 $ 1,444,172
Coinbase Global, Inc. , Class A
(a)
............... 40,549 9,169,751
Etoro Group Ltd. , Class A
(a) (b)
................. 21,310 748,620
Galaxy Digital, Inc. , Class A
(a) (b)
............... 118,502 2,649,705
OSL Group Ltd.
(a)
......................... 216,000 471,614
Robinhood Markets, Inc. , Class A
(a)
............. 14,426 1,631,581
SBI Holdings, Inc. ........................ 10,400 224,120
Voyager Digital Ltd.
(a) (c)
..................... 57,043 —
16,339,563
a
Electronic Equipment, Instruments & Components  —  0 .1%
Sinohope Technology Holdings Ltd.
(a)
........... 180,500 58,749
a
Financial Services  —  6 .9%
Block, Inc. , Class A
(a)
...................... 10,106 657,799
Mastercard, Inc. , Class A .................... 6,683 3,815,191
PayPal Holdings, Inc. ...................... 17,778 1,037,880
5,510,870
a
Interactive Media & Services  —  4 .5%
Tencent Holdings Ltd. ...................... 46,500 3,568,574
a
IT Services  —  8 .8%
Applied Digital Corp.
(a) (b)
.................... 146,004 3,580,018
International Business Machines Corp. .......... 11,839 3,506,830
7,086,848
a
Semiconductors & Semiconductor Equipment  —  10 .0%
Advanced Micro Devices, Inc.
(a)
............... 16,726 3,582,040
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 3,667 712,224
NVIDIA Corp. ........................... 19,986 3,727,389
8,021,653
a
Software  —  48 .8%
Bit Digital, Inc.
(a) (b)
......................... 202,948 383,572
Bitdeer Technologies Group , Class A
(a) (b)
......... 72,113 808,387
Bitfarms Ltd.
(a) (b)
.......................... 362,824 852,636
BitMine Immersion Technologies, Inc.
(b)
.......... 235,664 6,398,278
BTCS, Inc.
(a)
............................ 25,465 67,228
Chaince Digital Holdings, Inc.
(a) (b)
.............. 24,780 123,157
Cipher Mining, Inc.
(a) (b)
...................... 204,696 3,021,313
Security Shares Value
a
Software (continued)
Circle Internet Group, Inc.
(a)
.................. 85,200 $ 6,756,360
Cleanspark, Inc.
(a) (b)
....................... 157,445 1,593,343
Core Scientific, Inc.
(a)
...................... 187,098 2,724,147
Hive Digital Technologies Ltd.
(a) (b)
.............. 151,095 389,825
Hut 8 Corp.
(a)
............................ 68,771 3,159,340
IREN Ltd.
(a) (b)
............................ 158,134 5,972,721
MARA Holdings, Inc.
(a) (b)
.................... 236,582 2,124,506
Northern Data AG
(a)
....................... 8,177 147,703
Riot Platforms, Inc.
(a)
...................... 208,536 2,642,151
Terawulf, Inc.
(a) (b)
......................... 168,035 1,930,722
39,095,389
a
Specialty Retail  —  0 .2%
Cango, Inc. , Class A
(a) (b)
.................... 98,687 148,031
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Canaan, Inc. , ADR
(a) (b)
...................... 298,494 205,961
a
a
Total Long-Term Investments — 100.0%
(Cost: $ 73,762,058 ) ................................. 80,035,638
a
Short-Term Securities
Money Market Funds  —  27 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 22,137,849 22,148,918
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 51,127 51,127
a
Total Short-Term Securities — 27.7%
(Cost: $ 22,198,358 ) ................................. 22,200,045
Total Investments — 127.7%
(Cost: $ 95,960,416 ) ................................. 102,235,683
Liabilities in Excess of Other Assets — ( 27 .7 ) % .............. (22,155,128)
Net Assets — 100.0% ................................. $ 80,080,555
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 11,977,477  $ 10,171,835
(a)
$ —  $ (1,137) $ 743  $ 22,148,918  22,137,849  $ 189,766
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 30,000  21,127
(a)
—  —  —  51,127  51,127  3,540  —
$ (1,137) $ 743
$ 22,200,045
$ 193,306  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Blockchain and Tech ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 03/20/26 $ 12 $ (272)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 74,852,654  $ 5,182,984  $ —  $ 80,035,638
Short-Term Securities
Money Market Funds ...................................... 22,200,045  —  —  22,200,045
$ 97,052,699  $ 5,182,984  $ —  $ 102,235,683
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (272) $ —  $ —  $ (272)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt